UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Balanced Portfolio (Classes G, G1 and L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

The Maxim SecureFoundationSM Balanced Portfolio (Class G shares) returned 0.96% for the fiscal year ended December 31, 2011, compared to the 0.98% return for the Wilshire 5000 Index and the 7.84% return for the Barclays Capital U.S. Aggregate Bond Index. The Portfolio trailed its composite benchmark by 0.47% (composite benchmark return was 1.43%). The underperformance was primarily the result of the expenses associated with the underlying funds of the Portfolio compared to the index.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,105.00	10,173.74	10,277.00	9,953.00
2010	11,218.35	11,386.44	12,040.53	10,603.93
2011	11,326.04	11,571.97	15,178.94	12,170.59

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P MidCap 400 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception
Class G	0.96%	5.91%*
Class G1	0.94%	5.81%*
Class L	—	-0.35%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2011

Asset Class	% of Portfolio Investments
Bond	37.84%
International Equity	15.15%
Large-Cap Equity	26.97%
Mid-Cap Equity	10.97%
Small-Cap Equity	9.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/2011	(12/31/11)	(7/1/11-12/31/11)
Class G
Actual	$ 1,000.00	$ 965.40	$ 3.44

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.71	$ 3.54

Class G1
Actual	$ 1,000.00	$ 965.70	$ 3.93

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.21	$ 4.04

Class L
Actual	$ 1,000.00	$ 965.70	$ 4.62

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.51	$ 4.75

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.94% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

BOND MUTUAL FUNDS
398,661	Maxim Bond Index Portfolio Initial Class(a)	$	5,513,489

TOTAL BOND MUTUAL FUNDS — 37.85% (Cost $5,418,349)		$	5,513,489

EQUITY MUTUAL FUNDS
151,376	Maxim Index 600 Portfolio Initial Class(a)		1,321,514
212,834	Maxim International Index Portfolio Initial Class(a)		1,772,908
346,619	Maxim S&P 500® Index Portfolio Initial Class(a)		3,930,652
166,635	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)		1,598,032
42,553	Northern Emerging Markets Equity Index Fund		434,892

TOTAL EQUITY MUTUAL FUNDS — 62.17% (Cost $9,564,802)		$	9,057,998

TOTAL INVESTMENTS — 100.02% (Cost $14,983,151)		$	14,571,487

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(2,312)

TOTAL NET ASSETS — 100.00%		$	14,569,175

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.
Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim SecureFoundation Balanced Portfolio

ASSETS:
Investments at market value, affiliated(a)	$14,136,595
Investments at market value, unaffiliated(b)	434,892
Subscriptions receivable	12,867

Total Assets	14,584,354

LIABILITIES:
Payable to investment adviser	1,225
Payable for investments purchased	12,868
Payable for distribution fees	1,086

Total Liabilities	15,179

NET ASSETS	$14,569,175

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$141,620
Paid-in capital in excess of par	14,860,592
Net unrealized depreciation on investments	(411,664)
Accumulated net realized loss on investments	(21,373)

TOTAL NET ASSETS
Class G	$3,284,260

Class G1	$9,925,505

Class L	$1,359,410

CAPITAL STOCK:
Authorized
Class G	75,000,000
Class G1	75,000,000
Class L	33,000,000
Issued and Outstanding
Class G	317,826
Class G1	954,178
Class L	144,200
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.33

Class G1	$10.40

Class L	$9.43

(a) Cost of investments, affiliated	$14,486,059
(b) Cost of investments, unaffiliated	$497,092

See notes to financial statements.
Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim SecureFoundation Balanced Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$241,654
Divdends, unaffiliated	6,360

Total Income	248,014

EXPENSES:
Management fees	10,568
Distribution fees - Class G1	7,945
Distribution fees - Class L	572

Total Expenses	19,085

Less amount waived by distributor - Class L	29

Net Expenses	19,056

NET INVESTMENT INCOME	228,958

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	246,745
Net realized gain on investments, unaffiliated	23,476
Capital gain distributions received, affiliated	79,350
Change in net unrealized depreciation on investments	(626,545)

Net Realized and Unrealized Loss on Investments	(276,974)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,016)

See notes to financial statements.
Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

Maxim SecureFoundation Balanced Portfolio	2011	2010
OPERATIONS:
Net investment income	$228,958	$88,032
Net realized gain on investments, affiliated	246,745	71,192
Net realized gain on investments, unaffiliated	23,476	–
Capital gain distributions received, affiliated	79,350	23,855
Change in net unrealized appreciation (depreciation) on investments	(626,545)	214,967

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,016)	398,046

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(130,503)	(18,778)
Class G1	(383,658)	(69,120)
Class L	(64,001)	N/A

From net investment income	(578,162)	(87,898)

From net realized gains
Class G	(21,089)	(6,567)
Class G1	(62,900)	(24,749)
Class L	(1,668)	N/A

From net realized gains	(85,657)	(31,316)

Total Distributions	(663,819)	(119,214)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,885,210	1,234,460
Class G1	8,293,636	4,648,643
Class L	1,322,489	N/A
Shares issued in reinvestment of distributions
Class G	151,592	25,345
Class G1	446,558	93,869
Class L	65,669	N/A
Shares redeemed
Class G	(840,278)	(58,585)
Class G1	(2,719,037)	(571,387)
Class L	(1,260)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	9,604,579	5,372,345

Total Increase in Net Assets	8,892,744	5,651,177

NET ASSETS:
Beginning of year	5,676,431	25,254

End of year (a)	$14,569,175	$5,676,431

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold
Class G	264,201	120,660
Class G1	757,002	450,692
Class L	137,371	N/A
Shares issued in reinvestment of distributions
Class G	14,607	2,361
Class G1	42,716	8,763
Class L	6,956	N/A
Shares redeemed
Class G	(79,700)	(5,567)
Class G1	(252,803)	(53,456)
Class L	(127)	N/A

Net Increase	890,223	523,453

(a) Including undistributed net investment income:	$0	$134

See notes to financial statements.
Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009 (a)
Maxim SecureFoundation Balanced Portfolio - Class G
NET ASSET VALUE, BEGINNING OF YEAR	$10.75	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.46	0.26	0.12
Capital gain distributions received	0.06	0.04	0.02
Net realized and unrealized gain (loss)	(0.42)	0.79	(0.03)

Total Income From Investment Operations	0.10	1.09	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.45)	(0.27)	(0.12)
From net realized gains	(0.07)	(0.06)	–

Total Distributions	(0.52)	(0.33)	(0.12)

NET ASSET VALUE, END OF YEAR	$10.33	$10.75	$9.99

TOTAL RETURN(b)	0.96%	11.02%	1.05%	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$3,284	$1,276	$13
Ratio of expenses to average net assets(d)	0.10%	0.10%	0.10%	(e)
Ratio of net investment income (loss) to average net assets	2.21%	4.32%	8.73%	(e)
Portfolio turnover rate(f)	58%	58%	1%	(c)

(a)	Class G commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Does not include expenses of the underlying investments in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.
Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010		2009(a)
Maxim SecureFoundation Balanced Portfolio - Class G1
NET ASSET VALUE, BEGINNING OF YEAR	$10.81	$9.99		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.43	0.20		0.12
Capital gain distributions received	0.06	0.05		0.02
Net realized and unrealized gain (loss)	(0.40)	0.83		(0.03)

Total Income From Investment Operations	0.09	1.08		0.11

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.20)		(0.12)
From net realized gains	(0.07)	(0.06)		–

Total distributions	(0.50)	(0.26)		(0.12)

NET ASSET VALUE, END OF YEAR	$10.40	$10.81		$9.99

TOTAL RETURN(b)	0.94%	10.92%	(c)	1.05%	(d) (c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$9,926	$4,401		$13
Ratio of expenses to average net assets(e)	0.20%
Before waiver	N/A	0.20%		0.20%	(f)
After waiver	N/A	0.20%		0.10%	(f)
Ratio of net investment income to average net assets	2.06%
Before waiver	N/A	4.36%		8.64%	(f)
After waiver	N/A	4.36%		8.73%	(f)
Portfolio turnover rate(g)	58%	58%		1%	(d)

(a)	Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.
Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Period Ended December 31,
	2011(a)
Maxim SecureFoundation Balanced Portfolio - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.52
Capital gain distributions received	0.05
Net realized and unrealized loss	(0.61)

Total Loss From Investment Operations	(0.04)

LESS DISTRIBUTIONS:
From net investment income	(0.52)
From net realized gains	(0.01)

Total Distributions	(0.53)

NET ASSET VALUE, END OF PERIOD	$9.43

TOTAL RETURN(b)	(0.35	%) (c) (d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,359
Ratio of expenses to average net assets(e)
Before waiver	0.35	%(f)
After waiver	0.33	%(f)
Ratio of net investment income to average net assets
Before waiver	5.39	%(f)
After waiver	5.41	%(f)
Portfolio turnover rate(g)	58	%(c)

(a)	Class L commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.
Annual Report December 31, 2011

  MAXIM SERIES FUND, INC.

  Notes to Schedule of Investments

 As of December 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundation Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

The Portfolio offers three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolio can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the Portfolio. The redemption or exchange of all shares of the Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolio or the Portfolio itself, therefore the Guarantee does not guarantee the investment performance of the Portfolio.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2011, all investments of the Portfolio were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success of the Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on distributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal years ended 2009 through 2011.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt

ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of the Portfolio. The Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolio may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolio may invest in a fixed interest contract issued and guaranteed by GWL&A. There are currently no such investments. The Portfolio may also invest in various funds affiliated with MCM & GWL&A.

Below is a summary of the transactions for each underlying Investment during the year ended December 31, 2011, in which the issuer was an affiliate of the Portfolio as defined in the 1940 Act.

Maxim SecureFoundation Balanced Portfolio
Affiliate	Shares Held		Market Value 12/31/2010		Purchase Cost		Sales Cost		Realized Gain/ (Loss)		Dividends Received		Market Value 12/31/2011
Maxim Bond Index Portfolio Initial Class	398,661	$	2,150,477	$	4,791,932	$	1,593,245	$	1,901	$	115,730	$	5,513,489
Maxim Index 600 Portfolio Initial Class	151,376		563,737		1,251,481		370,889		72,986		14,160		1,321,514
Maxim International Index Portfolio Initial Class	212,834		-		2,807,327		805,266		(35,508)		39,726		1,772,908
Maxim S&P 500® Index Portfolio Initial Class	346,619		2,103,819		3,806,779		1,723,048		261,407		60,776		3,930,652
Maxim S&P MidCap 400® Index Portfolio Initial Class	166,635		-		2,087,568		388,842		(54,041)		11,262		1,598,032

								$	246,745	$	241,654	$	14,136,595

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were $15,341,085 and $6,089,705, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

For the year ended December 31, 2011, the U.S. Federal income tax cost basis was $15,105,409. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $198,955 and gross depreciation of securities in which there was an excess of tax cost over value of $732,877 resulting in net depreciation of $533,922.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

		2011		2010
Distributions paid from:
Ordinary income	$	612,588	$	119,171
Long-term capital gain		51,232		43

	$	663,820	$	119,214

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	-
Undistributed capital gains		100,885

Net accumulated earnings		100,885

Net unrealized appreciation on investments		(533,922)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(433,037)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $349,070 from accumulated net realized gain on investments to overdistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

6. TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $4,610 and has derived gross income from sources within foreign countries amounting to $59,093.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 15% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim SecureFoundationSM Balanced Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 13, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with transfer agent. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim SecureFoundationSM Balanced Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from November 13, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Served
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Chief Financial Officer & Treasurer 2008 (as Treasurer and Investment Operations Compliance Officer) 2010 (as Chief Financial

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Officer, Treasurer, and Investment Operations Compliance Officer) 2011 (as Chief Financial Officer & Treasurer)
Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c)

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	February 28, 2012